Fixed assets - Dismantling provision - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other intangible assets and property, plant and equipment [abstract]
Dismantling provision in the opening balance	€ 737	€ 733	€ 733
Provision releases with impact on income statement			(2)
Discounting with impact on income statement	11	10	12
Utilizations without impact on income statement	(20)	(23)	(27)
Additions with impact on assets	57	19	11
Changes in the scope of consolidation			(2)
Translation adjustment	4	(2)
Reclassifications and other items			8
Dismantling provision in the closing balance	€ 789	€ 737	€ 733